Debt (7.875% Senior Secured Notes) (Details) (7.875% Senior Notes, USD $)	0 Months Ended
Feb. 05, 2013
Subsequent Event
Debt Instrument
Stated interest rate on debt instrument	7.875%
Face amount of senior notes	$ 425,000,000
Debt discount rate	99.274%
Effective interest rate	8.00%
Percentage of stocks of domestic subsidiaries, subject to exception and lien	100.00%
Percentage of original aggregate principal amount, minimum after each redemption	65.00%
Events of default, acceleration of other debt agreements	30,000,000
Events of default, non-appealable judgments in-excess amount	30,000,000
Maximum
Debt Instrument
Maximum redemption per period	$ 42,500,000
Maximum | Subsequent Event
Debt Instrument
Percentage of stocks of foreign subsidiaries, subject to exception and lien	65.00%
February 1, 2016 | Subsequent Event
Debt Instrument
Redemption price percentage	105.906%
On or Before February 1, 2016 | Subsequent Event
Debt Instrument
Redemption price percentage	103.00%
February 1, 2017 | Subsequent Event
Debt Instrument
Redemption price percentage	103.938%
February 1, 2018 | Subsequent Event
Debt Instrument
Redemption price percentage	101.969%
February 1, 2019 and Thereafter | Subsequent Event
Debt Instrument
Redemption price percentage	100.00%
Redemption Option Using Cash Proceeds from Equity Offerings | On or Before February 1, 2016 | Subsequent Event
Debt Instrument
Redemption price percentage	107.875%
Redemption Option Using Cash Proceeds from Equity Offerings | On or Before February 1, 2016 | Maximum | Subsequent Event
Debt Instrument
Redemption amount, percentage of principal amount	35.00%
Redemption Option Upon Change of Control | Subsequent Event
Debt Instrument
Redemption price percentage	101.00%